Revenue Analysis and Segment Information (Details) shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($)
Revenue Analysis and Segment Information (Details) [Line Items]
Number of reportable segment		1
Incurred loss	$ 5,680
Loss from discontinued operation	550
Gain from the asset sale	630
Total loss	$ 6,160
Amount of legal expenses		$ 450
Class A Ordinary Shares [Member]
Revenue Analysis and Segment Information (Details) [Line Items]
Share amount (in Shares) | shares	9,660
SOS [Member]
Revenue Analysis and Segment Information (Details) [Line Items]
Incurred loss	$ 5,680
Loss from discontinued operation	550
Gain from the asset sale	630
Total loss	$ 6,160
Amount of legal expenses		38,420
China SOS Ltd [Member]
Revenue Analysis and Segment Information (Details) [Line Items]
Amount of legal expenses		450
XRF’s Fintech Business [Member]
Revenue Analysis and Segment Information (Details) [Line Items]
Incurred loss		5,680
Loss from discontinued operation		550
Gain from the asset sale		630
Total loss		$ 6,160
Chief Executive Officer [Member]
Revenue Analysis and Segment Information (Details) [Line Items]
Number of reporting segments		3
SOSIT [Member]
Revenue Analysis and Segment Information (Details) [Line Items]
Amount payable		$ 38,420